Financing - Summary of Debt (Detail) (Successor [Member], USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Debt Instrument [Line Items]
Total	$ 2,523,892	$ 2,484,196
Less: Original issue discount, net of amortization	(9,340)	(13,426)
Less: Current portion	(9,462)	(10,776)
Long term debt, noncurrent	2,505,090	2,459,994
8.25% Senior Notes [Member]
Debt Instrument [Line Items]
Total	1,100,000	1,500,000
Senior Secured Term Loan Due [Member]
Debt Instrument [Line Items]
Total	349,125
Senior Secured Term Loan, at Par [Member]
Debt Instrument [Line Items]
Total	523,688	982,500
Senior PIK Toggle Notes [Member]
Debt Instrument [Line Items]
Total	550,000
Senior Secured Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Total
Other [Member]
Debt Instrument [Line Items]
Total	$ 1,079	$ 1,696